Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Secured line of credit from affiliates	$ 23,173	$ 20,016
Unsecured line of credit (senior)	30,110	27,713
Long-Term Debt [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Purchase and sale agreements and other secured borrowings	23,142	19,165
Secured line of credit from affiliates	35	859
Unsecured line of credit (senior)	1,250	1,250
Other unsecured debt (senior subordinated)	1,094	1,053
Unsecured Notes through our public offering, gross	21,576	20,636
Other unsecured debt (subordinated)	6,109	4,693
Other unsecured debt (junior subordinated)	447	447
Total	$ 53,653	$ 48,103